WANGER ADVISORS TRUST

                         WANGER INTERNATIONAL SMALL CAP

                     Supplement dated March 18, 2005 to the
                          Prospectus dated May 1, 2004

     Effective immediately, the information in the charts under the heading "The Fund--Fees and Expenses" is being replaced in its entirety with the following:

FEES AND EXPENSES
-------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, not including fees and expenses of your VA contract, VLI policy or Retirement Plan.

SHAREHOLDER TRANSACTION EXPENSES

Fees paid directly from your investment:
Maximum sales charge                                   None
Deferred sales charge                                  None

ANNUAL FUND OPERATING EXPENSES

Expenses that are deducted from Fund assets:
Management fees(1)                                     1.01%
12b-1 fee                                              None
Other expenses                                         0.19%
------------------------------------------------------------
Total annual Fund operating expenses                   1.20%

(1) Management fees have been restated to reflect contractual changes to the management fee for the Fund as of February 10, 2005. Previously, the Adviser had waived a portion of its fees so that those fees were retained at the following rates: 1.15% of net assets up to $100 million; 1.00% of the next $150 million; and 0.95% of net assets in excess of $250 million. The fee waiver was effective as of February 10, 2005 but applied as if it had gone into effect on December 1, 2004. If the fee waiver had not been implemented as noted above, actual expenses of the Fund would be as follows: management fee, 1.17%; other expenses, 0.19%; and total operating expenses, 1.36%.

EXAMPLE

This example is intended to help you compare the cost of investment in the Fund with the cost of investing in other mutual funds. It assumes a $10,000 investment in Wanger International Small Cap for the time periods indicated, a 5% total return each year, reinvestment of all dividends and distributions, and that operating expenses remain the same. Your actual returns and costs may be higher or lower.

                               1 Year               $122
                               3 Years              $381
                               5 Years              $660
                              10 Years            $1,455



                                                               ACN-36/869U-0305

                              WANGER ADVISORS TRUST

                                  WANGER SELECT

                     Supplement dated March 18, 2005 to the
                          Prospectus dated May 1, 2004

         Effective immediately, the information in the charts under the heading "The Fund--Fees and Expenses" is being replaced in its entirety with the following:

FEES AND EXPENSES
-------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, not including fees and expenses of your VA contract, VLI policy or Retirement Plan.

SHAREHOLDER TRANSACTION EXPENSES

Fees paid directly from your investment:
Maximum sales charge                                   None
Deferred sales charge                                  None

ANNUAL FUND OPERATING EXPENSES

Expenses that are deducted from Fund assets:
Management fees(1)                                     0.85%
12b-1 fee                                              None
Other expenses                                         0.15%
------------------------------------------------------------
Total annual Fund operating expenses(2)                1.00%

(1) Management fees have been restated to reflect contractual changes to the management fee for the Fund as of February 10, 2005. Previously, the Adviser had waived a portion of its fees so that those fees were retained at the following rate: 0.85%. The fee waiver was effective as of February 10, 2005 but applied as if it had gone into effect on December 1, 2004. If the fee waiver had not been implemented as noted above, actual expenses of the Fund would be as follows: management fee, 0.95%; other expenses, 0.15%; and total operating expenses, 1.10%.

(2) CWAM has undertaken to limit Wanger Select's annual expenses to 1.35% of its average net assets. This expense limitation is contractual and will terminate on April 30, 2006.

EXAMPLE

This example is intended to help you compare the cost of investment in the Fund with the cost of investing in other mutual funds. It assumes a $10,000 investment in Wanger Select for the time periods indicated, a 5% total return each year, reinvestment of all dividends and distributions, and that operating expenses remain the same. Your actual returns and costs may be higher or lower. This example does not include the effect of CWAM's undertaking to limit the Fund's expenses.

                               1 Year                 $102
                               3 Years                $381
                               5 Years                $552
                              10 Years              $1,225


                                                               ACN-36/870U-0305

                              WANGER ADVISORS TRUST

                          WANGER U.S. SMALLER COMPANIES
                         WANGER INTERNATIONAL SMALL CAP
                                  WANGER SELECT
                           WANGER INTERNATIONAL SELECT

                     Supplement dated March 18, 2005 to the
              Statement of Additional Information dated May 1, 2004


     The Trust's Amended and Restated Investment Advisory Agreement with Columbia Wanger Asset Management, L.P. ("CWAM") has been amended so that, as of February 10, 2005, the fees payable thereunder are paid at the following reduced rates:


----------------------------------------------- -------------------- -----------------------------------------------
NAME OF FUND                                    ANNUAL FEE RATE      NET ASSETS
----------------------------------------------- -------------------- -----------------------------------------------
Wanger U.S. Smaller Companies                   0.990%               Up to $100 million
                                                0.940%               $100 million to $250 million
                                                0.890%               $250 million and over
----------------------------------------------- -------------------- -----------------------------------------------
Wanger International                            1.150%               Up to $100 million
Small Cap                                       1.000%               $100 million to $250 million
                                                0.950%               $250 million and over
----------------------------------------------- -------------------- -----------------------------------------------
Wanger Select                                   0.850%               All
----------------------------------------------- -------------------- -----------------------------------------------
Wanger International Select                     0.990%               All
----------------------------------------------- -------------------- -----------------------------------------------


     Previously, CWAM had waived a portion of its fees, so that it retained fees at the rates shown above. This fee waiver was effective as of February 10, 2005 but applied as if the fee waiver had gone into effect on December 1, 2004.



                                                              ACN-35/871U-0305